Short-term Bank Borrowings - Schedule of Short-Term Bank Borrowings (Details)	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Schedule of Short-Term Bank Borrowings [Line Items]
Short-term bank borrowings	¥ 10,000,000	$ 1,404,692	¥ 10,000,000
May 19, 2026 [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Bank	BOC
Interest rate	2.60%
Short-term bank borrowings	¥ 4,000,000	561,877
May 19, 2026 [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Bank	BOC
Interest rate	2.60%
Short-term bank borrowings	¥ 6,000,000	$ 842,815